Net Debt - Additional Information (Detail)		12 Months Ended
	Nov. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£) Transactions	Dec. 31, 2019 USD ($) Transactions	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of debt [line items]
Effective Interest rate on liquid investment		1.10%		1.00%		1.10%	1.00%
Effective Interest rate on cash and cash equivalents		1.60%	1.60%	1.90%	1.90%
Non-interest bearing holdings		£ 164,000,000		£ 263,000,000
Commercial paper issued		3,586,000,000		630,000,000
Drawn bank facility		£ 1,000,000,000		£ 3,500,000,000
Weighted average interest rate on current bank loans and overdrafts		4.60%		12.00%		4.60%	12.00%
Long-term borrowings		£ 23,590,000,000		£ 20,271,000,000
Average effective pre-swap interest rate notes		3.80%	3.80%	4.40%	4.40%
Cash and cash equivalents		£ 4,707,000,000		£ 3,874,000,000					£ 3,833,000,000
Repayments of borrowings	£ 2,500,000,000
Argentina [member]
Disclosure of debt [line items]
Weighted average interest rate on short-term loan		60.00%				60.00%
Disproportionate Effect on Weighted Average Rate [member]
Disclosure of debt [line items]
Weighted average interest rate on current bank loans and overdrafts		0.00%				0.00%
US commercial paper program [member]
Disclosure of debt [line items]
Commercial paper authorized		£ 7,600,000,000				$ 10,000,000,000
Commercial paper issued		£ 3,600,000,000		600,000,000		4,800,000,000	$ 800,000,000
Bottom of range [member]
Disclosure of debt [line items]
Repayment dates		2025	2025
Top of range [member]
Disclosure of debt [line items]
Repayment dates		2045	2045
Floating interest rate [member]
Disclosure of debt [line items]
Liquid investment		£ 1,000,000		84,000,000
Cash and cash equivalents		5,039,000,000		4,094,000,000
Fixed interest rate [member]
Disclosure of debt [line items]
Liquid investment		78,000,000		0
Cash and cash equivalents		£ 10,000,000		£ 2,000,000
Commercial paper [member]
Disclosure of debt [line items]
Weighted average interest rate of borrowings		1.80%	1.80%	2.50%	2.50%
Letter of credit 1 [member]
Disclosure of debt [line items]
Pledged investments value		£ 38,000,000	$ 50,000,000	£ 39,000,000	$ 50,000,000
364 day committed facilities [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount		£ 1,900,000,000				2,500,000,000
Number of transactions active | Transactions		2	2
364 day committed facilities [member] | US commercial paper program [member] | Novartis [member]
Disclosure of debt [line items]
Drawn bank facility		£ 1,000,000,000						£ 3,500,000,000
Repayments of borrowings		2,500,000,000
364 day committed facilities [member] | US commercial paper program [member] | Tesaro [member]
Disclosure of debt [line items]
Undrawn bank facility | $						$ 5,000,000,000
Three -year commitment facility [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount		1,900,000,000
Later than 5 years [member]
Disclosure of debt [line items]
Long-term borrowings		£ 13,300,000,000		£ 13,300,000,000
Later than 5 years [member] | Bottom of range [member]
Disclosure of debt [line items]
Interest at effective rates		1.00%	1.00%
Later than 5 years [member] | Top of range [member]
Disclosure of debt [line items]
Interest at effective rates		6.50%	6.50%
Matures in December 2019 [member]
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes		0.00%		0.80%		0.00%	0.80%
Matures In May 2020 [Member]
Disclosure of debt [line items]
Coupon note interest rate		0.20%				0.20%
Matures In September 2020 [Member]
Disclosure of debt [line items]
Coupon note interest rate		0.00%				0.00%